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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 --------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO  80206
                 --------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott A. Bennewitz          Denver, Colorado   November 4, 2011
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 39
                                        --------------------

Form 13F Information Table Value Total: $130,853
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

                                        2
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                           FORM 13F INFORMATION TABLE

                                       13F
                                    9/30/2011

          Column 1         Column 2  Column 3     Column 4              Column 5            Column 6   Column 7         Column 8
-------------------------- --------- -------- --------------- ---------------------------- ----------- -------- --------------------
                           Title of                           Shares or PRN                 Investment  Other      Voting Authority
       Name of Issuer       Class      Cusip  Value (x 1,000)     Amount    SH/PRN Put/Call Discretion Managers    Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
ACACIA RESH CORP           COM       00388130 698             19,400       SH                  Sole             19,400
AKORN INC                  COM       00972810 5,019           643,485      SH                  Sole             643,485
ALLOT COMMUNICATIONS LTD   COM       M0854Q10 6,318           648,017      SH                  Sole             648,017
AMERICAS CAR MART INC      COM       03062T10 3,665           126,279      SH                  Sole             126,279
AMERIGON INC               COM       03070L30 2,011           157,997      SH                  Sole             157,997
AXT INC                    COM       00246W10 1,722           342,400      SH                  Sole             342,400
BANK OF THE OZARKS INC     COM       06390410 4,261           203,580      SH                  Sole             203,580
CACI INTL INC              COM       12719030 2,497           50,000       SH                  Sole             50,000
CEVA INC                   COM       15721010 1,741           71,626       SH                  Sole             71,626
CHART INDS INC             COM       16115Q30 2,622           62,161       SH                  Sole             62,161
DELUXE CORP                COM       24801910 4,780           256,975      SH                  Sole             256,975
DIGITALGLOBE INC           COM       25389M87 7,725           397,576      SH                  Sole             397,576
EXPONENT INC               COM       30214U10 2,144           51,875       SH                  Sole             51,875
GEO GROUP INC              COM       36159R10 6,854           369,300      SH                  Sole             369,300
GORMAN RUPP CO             COM       38308210 2,869           116,217      SH                  Sole             116,217
GRAHAM CORP                COM       38455610 3,580           215,130      SH                  Sole             215,130
GSI GROUP INC CDA NEW      COM       36191C20 2,813           366,339      SH                  Sole             366,339
JAZZ PHARMACEUTICALS INC   COM       47214710 4,402           106,073      SH                  Sole             106,073
KINDRED HEALTHCARE INC     COM       49458010 2,228           258,500      SH                  Sole             258,500
LSB INDS INC               COM       50216010 1,779           62,055       SH                  Sole             62,055
MAIDENFORM BRANDS INC      COM       56030510 3,052           130,390      SH                  Sole             130,390
MARTEN TRANS LTD           COM       57307510 3,822           221,665      SH                  Sole             221,665
MEADOWBROOK INS GRP INC    COM       58319P10 4,387           492,400      SH                  Sole             492,400
METTLER TOLEDO
 INTERNATIONAL             COM       59268810 5,360           38,300       SH                  Sole             38,300
NVE CORP                   COM       62944520 6,073           100,117      SH                  Sole             100,117
ODYSSEY MARINE
 EXPLORATION INC           COM       67611810 1,780           723,421      SH                  Sole             723,421
OPLINK COMMUNICATIONS INC  COM       68375Q40 4,029           266,130      SH                  Sole             266,130
PACIFIC CONTINENTAL CORP   COM       69412V10 944             133,214      SH                  Sole             133,214
PENN NATL GAMING INC       COM       70756910 3,316           99,600       SH                  Sole             99,600
QUINSTREET INC             COM       74874Q10 3,475           335,708      SH                  Sole             335,708
SELECT COMFORT CORP        COM       81616X10 2,864           205,000      SH                  Sole             205,000
SILGAN HOLDINGS INC        COM       82704810 3,343           91,000       SH                  Sole             91,000
SUPERIOR ENERGY SVCS INC   COM       86815710 3,078           117,300      SH                  Sole             117,300
TEMPUR PEDIC INTL INC      COM       88023U10 3,932           74,732       SH                  Sole             74,732
TYLER TECHNOLOGIES INC     COM       90225210 2,829           111,902      SH                  Sole             111,902
UMPQUA HLDGS CORP          COM       90421410 1,872           213,000      SH                  Sole             213,000
VALMONT INDS INC           COM       92025310 1,559           20,000       SH                  Sole             20,000
WET SEAL INC               COM       96184010 3,939           879,300      SH                  Sole             879,300
WMS INDS INC               COM       92929710 1,469           83,500       SH                  Sole             83,500